Annual Fund Operating Expenses - AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF	Jul. 02, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	0.49%

[1]	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[2]	The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee for the Fund, or pay to the Fund, as necessary to offset the Fund’s AFFE through May 31, 2026. This waiver agreement may be terminated early only with the consent of the Fund’s Board of Trustees.